MORGAN STANLEY LIQUID ASSET FUND INC (Prospectus Summary): | MORGAN STANLEY LIQUID ASSET FUND INC
MORGAN STANLEY LIQUID ASSET FUND INC.

Morgan Stanley

June 26, 2012

Supplement

SUPPLEMENT DATED JUNE 26, 2012 TO THE PROSPECTUS OF
MORGAN STANLEY LIQUID ASSET FUND INC.
Dated December 30, 2011

Effective June 25, 2012, Morgan Stanley Investment Management Inc. entered into a Sub-Advisory Agreement with Morgan Stanley Investment Management Limited with respect to Morgan Stanley Liquid Asset Fund Inc. (the "Fund"). As a result, the following changes to the Prospectus are required:

The second sentence of the first paragraph of the section of the Prospectus entitled "Fund Summary—Principal Investment Strategies" is hereby deleted and replaced with the following:
In selecting investments, the "Adviser," Morgan Stanley Investment Management Inc., and/or Sub-Adviser seek to maintain the Fund's share price at $1.00.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.